Share-Based Compensation (Tables)	12 Months Ended
Aug. 31, 2017
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Major Assumptions Used in Discount Cash Flow Model

The major assumptions used in the discount cash flow model are as follows:

Education Group
Revenue growth rate	3% to 27%
Weight average cost of capital (“WACC”)	18%
Terminal growth rate	3%

Time Education Group
Revenue growth rate	3% to 269%
Weight average cost of capital (“WACC”)	18%
Terminal growth rate	3%